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                               ING MAYFLOWER TRUST
                          ING International Value Fund
                                ING MUTUAL FUNDS
                           ING Emerging Countries Fund
                                ING Foreign Fund
                         ING Global Equity Dividend Fund
                           ING Global Real Estate Fund
                             ING International Fund
                         ING International SmallCap Fund
                            ING Precious Metals Fund
                                 ING Russia Fund
                            ING Worldwide Growth Fund

                          Supplement Dated May 14, 2004
                   to the Statement of Additional Information
                               Dated March 1, 2004


Effective immediately the 2nd paragraph under the section entitled "Special Purchases at Net Asset Value" on page 115 of the SAI is deleted in its entirety.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE